Contingencies	12 Months Ended
Dec. 31, 2018
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Contingencies
25.	Contingencies

We consider provisions for all of our outstanding and pending legal claims to be adequate. The final outcome with respect to actions outstanding or pending as at December 31, 2018, or with respect to future claims, cannot be predicted with certainty. Significant contingencies not disclosed elsewhere in the notes to our financial statements are as follows:

Upper Columbia River Basin

Teck American Inc. (TAI) continues studies under the 2006 settlement agreement with the U.S. Environmental Protection Agency (EPA) to conduct a remedial investigation on the Upper Columbia River in Washington state. Residential soil testing within the study site has identified certain properties where remediation is required. TAI and EPA have reached an agreement regarding remediation to be undertaken, and that work is ongoing.

The Lake Roosevelt litigation involving TML in the Federal District Court for the Eastern District of Washington continues. In September 2012, TML entered into an agreement with the plaintiffs, agreeing that certain facts were established for purposes of the litigation. The agreement stipulated that some portion of the slag discharged from TML’s Trail Operations into the Columbia River between 1896 and 1995, and some portion of the effluent discharged from Trail Operations, have been transported to and are present in the Upper Columbia River in the United States, and that some hazardous substances from the slag and effluent have been released into the environment within the United States. In December 2012, the Court found in favour of the plaintiffs in phase one of the case, issuing a declaratory judgment that TML is liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for response costs, the amount of which will be determined in later phases of the case. In August 2016 the District Court ruled in favour of the Tribal plaintiffs awarding approximately US$9 million in past response costs and TML appealed that decision, along with certain other findings in the first phase of the case, in the Ninth Circuit Court of Appeals, which upheld the trial court ruling in September 2018. TML applied for rehearing of the Ninth Circuit ruling, which was denied, and is seeking leave to appeal certain findings in phase one of the case to the United States Supreme Court.

A District Court ruling in favour of plaintiffs on a motion seeking recovery from TML for environmental response costs, and in a subsequent proceeding, natural resource damages and assessment costs, arising from the alleged deposition of hazardous substances in the United States from aerial emissions from TML’s Trail Operations was overturned on appeal in the Ninth Circuit in July 2016, with the result that alleged damages associated with air emissions are no longer part of the case.

A hearing with respect to natural resource damages and assessment costs is expected to follow resolution of appeals with respect to issues raised in the first phase of the litigation and completion of the remedial investigation and Feasibility Study being undertaken by TAI.

There is no assurance that we will ultimately be successful in our defence of the litigation or that we or our affiliates will not be faced with further liability in relation to this matter. Until the studies contemplated by the EPA settlement agreement and additional damage assessments are completed, it is not possible to estimate the extent and cost, if any, of any additional remediation or restoration that may be required or to assess our potential liability for damages. The studies may conclude, on the basis of risk, cost, technical feasibility or other grounds, that no remediation other than some residential soil removal should be undertaken. If other remediation is required and damage to resources found, the cost of that remediation may be material.

Elk Valley Water Quality

During the year ended December 31, 2018, Teck Coal Limited (TCL) received notice from Canadian federal prosecutors of potential charges under the Fisheries Act in connection with discharges of selenium and calcite from coal mines in the Elk Valley. Since 2014, compliance limits and site performance objectives for selenium and other constituents, as well as requirements to address calcite, in surface water throughout the Elk Valley and in the Koocanusa Reservoir have been established under a regional permit issued by the provincial government in British Columbia. This permit references the Elk Valley Water Quality Plan, an area-based management plan developed by Teck in accordance with a 2013 Order of the British Columbia Minister of Environment. If federal charges are laid, potential penalties may include fines as well as orders with respect to operational matters. It is not possible at this time to fully assess the viability of TCL’s potential defences to any charges, or to estimate the potential financial impact on TCL of any conviction. Nonetheless, that impact may be material.